FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 3,314	$ 1,571	$ 2,234
Carrying value
Disclosure of detailed information about financial instruments [line items]
Cash deposits	2,571	842
Term deposits	728	477
Money market investments	15	252
Cash and equivalents	3,314	1,571
Carrying value | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 0	$ 383